Supplemental Cash Flow Information - Schedule of Changes in Working Capital (Details) - CAD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
SUPPLEMENTAL CASH FLOW INFORMATION
Decrease in accounts receivables	$ 27	$ 54
Decrease in prepaid expenses	9	20
(Decrease) increase in trade payables and accrued liabilities	(21)	123
Total changes in working capital	$ 15	$ 197